SCHEDULE OF ACQUISITION-DATE FAIR VALUE OF CONSIDERATION TRANSFERRED (Details) - USD ($)		3 Months Ended	12 Months Ended
	Jan. 03, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Common stock issued for cash			$ 15,000	$ 65,000
Promissory notes		$ 147,805	$ 984,367	$ 103,470
Rancho Costa Verde Development, LLC [Member]
Business Acquisition [Line Items]
Common stock issued for cash	$ 1,800,000
Fair value of common stock warrants	2,674,976
Promissory notes	8,900,000
Fair value of consideration transferred	$ 13,374,976